Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.19%
Communication services: 8.85%
Entertainment: 1.59%
Activision Blizzard Incorporated	15,650	$ 1,228,369
Liberty Media Corporation	1,430	83,126
Live Nation Entertainment Incorporated †	9,655	872,426
Take-Two Interactive Software Incorporated †	2,850	349,296
Warner Bros. Discovery Incorporated †	30,173	399,491
		2,932,708
Interactive media & services: 7.26%
Alphabet Incorporated Class A †	70,830	7,665,223
Alphabet Incorporated Class C †	43,684	4,768,109
Meta Platforms Incorporated Class A †	1,944	316,736
ZoomInfo Technologies Incorporated †	14,277	648,461
		13,398,529
Consumer discretionary: 14.80%
Hotels, restaurants & leisure: 1.99%
Airbnb Incorporated Class A †	10,070	1,139,118
Chipotle Mexican Grill Incorporated †	1,028	1,641,510
Hilton Worldwide Holdings Incorporated	4,251	541,407
Starbucks Corporation	4,131	347,293
		3,669,328
Household durables: 1.07%
Lennar Corporation Class A	13,274	1,028,071
PulteGroup Incorporated	23,266	945,996
		1,974,067
Internet & direct marketing retail: 5.53%
Amazon.com Incorporated †	78,886	10,000,379
MercadoLibre Incorporated †	241	206,142
		10,206,521
Multiline retail: 0.50%
Target Corporation	5,686	911,693
Specialty retail: 3.75%
AutoZone Incorporated †	190	402,650
Five Below Incorporated †	605	77,367
Floor & Decor Holdings Incorporated Class A †	5,744	467,332
O'Reilly Automotive Incorporated †	2,845	1,983,307
The Home Depot Incorporated	1,001	288,708
The TJX Companies Incorporated	28,753	1,792,750
Tractor Supply Company	2,275	421,216
Ulta Beauty Incorporated †	3,561	1,495,157
		6,928,487
Textiles, apparel & luxury goods: 1.96%
Deckers Outdoor Corporation †	3,651	1,174,052
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods (continued)
lululemon athletica Incorporated †	5,557	$ 1,666,878
Nike Incorporated Class B	7,301	777,191
		3,618,121
Consumer staples: 2.13%
Beverages: 0.29%
Constellation Brands Incorporated Class A	2,187	538,111
Food & staples retailing: 1.62%
Costco Wholesale Corporation	4,774	2,492,506
Sysco Corporation	6,027	495,540
		2,988,046
Personal products: 0.22%
The Estee Lauder Companies Incorporated Class A	1,625	413,368
Energy: 2.56%
Oil, gas & consumable fuels: 2.56%
Chevron Corporation	8,455	1,336,397
ConocoPhillips	15,428	1,688,595
Devon Energy Corporation	24,124	1,703,637
		4,728,629
Financials: 9.22%
Banks: 1.68%
Citigroup Incorporated	19,272	940,666
Citizens Financial Group Incorporated	27,239	999,127
JPMorgan Chase & Company	10,152	1,154,587
		3,094,380
Capital markets: 6.93%
BlackRock Incorporated	2,488	1,657,978
CME Group Incorporated	3,834	749,969
Evercore Partners Incorporated Class A	9,488	888,931
Intercontinental Exchange Incorporated	4,379	441,622
LPL Financial Holdings Incorporated	3,997	884,656
MarketAxess Holdings Incorporated	1,639	407,439
MSCI Incorporated	2,098	942,506
S&P Global Incorporated	1,422	500,800
Stifel Financial Corporation	7,325	434,446
The Charles Schwab Corporation	24,889	1,765,875
The Goldman Sachs Group Incorporated	3,759	1,250,507
Tradeweb Markets Incorporated Class A	27,486	1,912,751
Virtu Financial Incorporated Class A	41,175	945,378
		12,782,858
Insurance: 0.61%
Fidelity National Financial Incorporated	28,961	1,132,375
Health care: 15.25%
Biotechnology: 4.15%
AbbVie Incorporated	7,847	1,055,108
Alnylam Pharmaceuticals Incorporated †	2,523	521,428
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Argenx SE †	920	$ 347,640
Biohaven Pharmaceutical Holding Company †	4,892	730,620
Horizon Therapeutics plc †	5,184	306,945
Neurocrine Biosciences Incorporated †	3,430	358,881
Regeneron Pharmaceuticals Incorporated †	1,761	1,023,247
Seagen Incorporated †	2,921	450,681
United Therapeutics Corporation †	5,989	1,357,227
Vertex Pharmaceuticals Incorporated †	5,364	1,511,361
		7,663,138
Health care equipment & supplies: 3.96%
Abbott Laboratories	6,287	645,361
Boston Scientific Corporation †	49,101	1,979,261
Edwards Lifesciences Corporation †	16,946	1,526,835
Hologic Incorporated †	13,402	905,439
Insulet Corporation †	2,752	703,053
Intuitive Surgical Incorporated †	3,255	669,684
Stryker Corporation	4,323	887,080
		7,316,713
Health care providers & services: 3.00%
Centene Corporation †	3,940	353,576
CVS Health Corporation	14,190	1,392,749
Elevance Health Incorporated	3,198	1,551,382
UnitedHealth Group Incorporated	4,310	2,238,312
		5,536,019
Health care technology: 0.36%
Veeva Systems Incorporated Class A †	3,284	654,567
Life sciences tools & services: 1.73%
Agilent Technologies Incorporated	7,333	940,457
Bio-Techne Corporation †	1,446	479,797
ICON plc ADR †	1,099	230,603
IQVIA Holdings Incorporated †	773	164,386
Repligen Corporation †	4,587	1,006,250
Thermo Fisher Scientific Incorporated	666	363,183
		3,184,676
Pharmaceuticals: 2.05%
Bristol-Myers Squibb Company	14,747	994,095
Pfizer Incorporated	28,997	1,311,534
Royalty Pharma plc Class A	12,007	502,013
Zoetis Incorporated	6,278	982,695
		3,790,337
Industrials: 7.98%
Aerospace & defense: 0.42%
HEICO Corporation	5,013	763,480
Air freight & logistics: 0.70%
United Parcel Service Incorporated Class B	6,649	1,293,297
Building products: 1.35%
Advanced Drainage Systems Incorporated	6,915	938,366
See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Building products (continued)
Johnson Controls International plc	10,125	$ 548,168
Masco Corporation	19,783	1,006,361
		2,492,895
Commercial services & supplies: 1.58%
Copart Incorporated †	24,361	2,914,794
Construction & engineering: 0.71%
EMCOR Group Incorporated	10,998	1,307,882
Electrical equipment: 0.76%
Generac Holdings Incorporated †	5,629	1,240,688
Rockwell Automation Incorporated	708	167,754
		1,408,442
Machinery: 0.77%
AGCO Corporation	10,226	1,111,668
Fortive Corporation	4,980	315,383
		1,427,051
Road & rail: 1.69%
CSX Corporation	16,924	535,645
J.B. Hunt Transport Services Incorporated	10,146	1,765,607
Union Pacific Corporation	3,659	821,482
		3,122,734
Information technology: 31.98%
Communications equipment: 0.34%
Arista Networks Incorporated †	5,218	625,534
Electronic equipment, instruments & components: 0.44%
Trimble Incorporated †	2,400	151,800
Zebra Technologies Corporation Class A †	2,221	669,942
		821,742
IT services: 4.86%
Accenture plc Class A	4,415	1,273,551
MasterCard Incorporated Class A	17,634	5,719,941
MongoDB Incorporated †	954	308,008
PayPal Holdings Incorporated †	7,304	682,486
Visa Incorporated Class A	4,971	987,787
		8,971,773
Semiconductors & semiconductor equipment: 6.77%
Advanced Micro Devices Incorporated †	11,989	1,017,506
Allegro MicroSystems Incorporated †	13,171	307,148
Applied Materials Incorporated	10,013	941,923
Broadcom Incorporated	2,407	1,201,358
Enphase Energy Incorporated †	2,504	717,246
Microchip Technology Incorporated	27,986	1,826,087
Monolithic Power Systems Incorporated	2,209	1,001,075
NVIDIA Corporation	12,194	1,840,562
NXP Semiconductors NV	3,096	509,540
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Qorvo Incorporated †	7,775	$ 698,040
Qualcomm Incorporated	18,369	2,429,668
		12,490,153
Software: 13.76%
Adobe Incorporated †	2,313	863,767
Atlassian Corporation plc Class A †	1,476	365,546
Crowdstrike Holdings Incorporated Class A †	7,569	1,382,175
Datadog Incorporated Class A †	1,390	145,881
Dynatrace Incorporated †	16,663	636,193
Fair Isaac Corporation †	541	243,125
Fortinet Incorporated †	20,707	1,008,224
Intuit Incorporated	790	341,106
Microsoft Corporation	65,099	17,021,435
Oracle Corporation	14,767	1,094,973
Palo Alto Networks Incorporated †	496	276,178
Salesforce.com Incorporated †	1,319	205,922
ServiceNow Incorporated †	3,350	1,455,977
Splunk Incorporated †	3,940	354,718
		25,395,220
Technology hardware, storage & peripherals: 5.81%
Apple Incorporated	68,201	10,722,562
Materials: 3.14%
Chemicals: 1.84%
CF Industries Holdings Incorporated	14,873	1,538,761
Linde plc	6,524	1,845,379
		3,384,140
Metals & mining: 1.30%
Nucor Corporation	9,303	1,236,741
Reliance Steel & Aluminum Company	6,213	1,167,920
		2,404,661
Real estate: 2.28%
Equity REITs: 2.10%
Equinix Incorporated	551	362,211
SBA Communications Corporation	2,897	942,249
Simon Property Group Incorporated	12,387	1,263,226
Weyerhaeuser Company	38,422	1,312,496
		3,880,182
Real estate management & development: 0.18%
CBRE Group Incorporated Class A †	4,225	333,606
Total Common stocks (Cost $121,020,994)		181,222,819

See accompanying notes to portfolio of investments

Allspring Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.57%
Investment companies: 1.57%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	2,900,033	$ 2,900,033
Total Short-term investments (Cost $2,900,033)				2,900,033
Total investments in securities (Cost $123,921,027)	99.76%			184,122,852
Other assets and liabilities, net	0.24			442,603
Total net assets	100.00%			$184,565,455

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,825,985	$10,844,828	$(14,770,780)	$0	$0	$2,900,033	2,900,033	$15,997
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring Diversified Large Cap Growth Portfolio  |  7

Notes to portfolio of investments—August 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,331,237	$0	$0	$16,331,237
Consumer discretionary	27,308,217	0	0	27,308,217
Consumer staples	3,939,525	0	0	3,939,525
Energy	4,728,629	0	0	4,728,629
Financials	17,009,613	0	0	17,009,613
Health care	28,145,450	0	0	28,145,450
Industrials	14,730,575	0	0	14,730,575
Information technology	59,026,984	0	0	59,026,984
Materials	5,788,801	0	0	5,788,801
Real estate	4,213,788	0	0	4,213,788
Short-term investments
Investment companies	2,900,033	0	0	2,900,033
Total assets	$184,122,852	$0	$0	$184,122,852
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Large Cap Growth Portfolio